                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, one new Subaccount will be available under the contract. The Subaccount will invest in a new Portfolio, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In           Investment Objective             Adviser
                   ---------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities Seeks long-term capital growth. Templeton Investment
VARIABLE INSURANCE Fund -- Class 1 Shares                                       Counsel, LLC
PRODUCTS TRUST
                   ---------------------------------------------------------------------------------

In addition, Appendix B to your prospectus is amended to include the following:

       Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                       Total
                                                                     Underlying
                            Management 12b-1 Administrative  Other   Portfolio
                               Fees    Fees     Expense     Expenses  Expenses
                            ---------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
                            ---------------------------------------------------
  TEMPLETON FOREIGN
  SECURITIES FUND --
  CLASS 1 SHARES/*/           0.65%     N/A       N/A        0.22%     0.87%

       Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                       Total
                                                                     Underlying
                            Management 12b-1 Administrative  Other   Portfolio
                               Fees    Fees     Expense     Expenses  Expenses
                            ---------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
                            ---------------------------------------------------
  TEMPLETON FOREIGN
  SECURITIES FUND --
  CLASS 1 SHARES/*/           0.69%     N/A       N/A        0.22%     0.91%

--------
* The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in the Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order from the Securities and Exchange Commission.